Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Schedule of short-term and long-term debt
Below are the contractual terms of the Company’s interest-bearing loans and borrowings that are measured at amortized cost. The carrying values of the Company’s short-term and long-term debt consisted of the following:

	Debt outstanding
(in thousands)	June 30, 2026	December 31, 2025	Maturity
7.875% Senior Secured Bonds due 2028	196,363	195,636	Dec 2028
Shareholder Loans	—	143,732	Dec 2028
Revolving Credit Facility	—	—
Credit Line in China (a)	1,473	715

Total debt, net	197,836	340,083
Current debt, net	1,473	715
Non-current debt, net	196,363	339,368

Total debt, net	$197,836	$340,083

(a).	Expired on March 26, 2026, with the Company retaining a one-year period from each respective withdrawal date to remit payment.

HMH Holding BV And Subsidiaries [Member]
Debt Instrument [Line Items]
Schedule of short-term and long-term debt
Below are the contractual terms of the Company’s interest-bearing loans and borrowings that are measured at amortized cost. The carrying values of the Company’s short-term and long-term debt consisted of the following as of December 31, 2025 and 2024:

	Debt outstanding
	2025	2024	Maturity date
9.875% Senior Secured Bonds due 2026	$—	$196,837	Nov 2026
7.875% Senior Secured Bonds due 2028	195,636	—	Dec 2028
Shareholder Loans	143,732	131,910	Dec 2028
Revolving Credit Facility	—	14,397	Jun 2028
Credit Line in China	715	—	Mar 2026

Total debt, net	340,083	343,144
Current debt, net	715	14,397
Non-current debt, net	339,368	328,747

Total debt, net	$340,083	$343,144

Schedule of Maturities of Long-Term Debt
The following table sets forth the maturities of principal payments on long-term debt for each of the five years in the period ending December 31, 2030, and in the aggregate thereafter:

Year ending December 31,
2026	$—
2027	—
2028	300,000
2029	—
2030	—
Thereafter	—

Total	$300,000